ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consisted of the following:

	September 30, 2023	September 30, 2022

Accounts receivable associated with digital advertising services	$9,507,102	$2,032,717

Less: allowance for doubtful account	(101,947)	-
Accounts receivable, net	$9,405,155	$2,032,717

Approximately 93% of the accounts receivable balance as of September 30, 2023 has been collected as of the date of this report. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

Accounts receivable by aging bucket	Balance as of September 30, 2023	Subsequent collection	% of subsequent collection
Less than 6 months	$7,202,265	$6,494,654	90%
From 7 to 9 months	1,901,248	1,875,761	99%
From 10 to 12 months	393,895	391,364	99%
Over 1 year	9,694	-	-%
Total gross accounts receivable	9,507,102	8,761,779	92%
Allowance for doubtful accounts	(101,947)	-	-
Accounts receivable, net	$9,405,155	$8,761,779	93%